Bank Borrowings	12 Months Ended
Oct. 31, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS
21.	BANK BORROWINGS

	As of October 31,
	2024	2023
	US$	US$
US$ - unsecured	-	15,000
US$ - secured	44,204	-
Singapore dollars - secured	163,301	-
Hong Kong dollars - secured	50,069	50,565
British Pound - unsecured	24	-
	257,598	65,565
Presented as:
Current	83,374	65,565
Non-current	174,224	-
	257,598	65,565

As of October 31, 2023 and 2024, bank borrowings of US$65,565 and US$83,374 were repayable in one year or on demand, nil and US$164,136 were repayable more than one year but within 5 years, respectively and nil and US$10,088 were repayable more than 5 years.

These bank borrowings carry a weighted average contractual interest rate of 6.96% p.a. and 4.32% p.a., respectively as of October 31, 2023 and 2024.

As of October 31, 2023 and 2024, the Group had bank borrowings of US$50,565 and US$224,431, respectively, are secured by the Group’s properties with a carrying amount of US$69,501 and US$273,448, respectively, as of October 31, 2023 and 2024.

As of October 31, 2023, the Group had a bank borrowing of US$15,000 is denominated in US$, which is unsecured, carries interest rate at 0.25% below daily Wall Street Journal Prime Rate and repayable within one year. As of October 31, 2024, the Group has bank borrowings of US$33,143 denominated in US$, which is secured by the pledged bank deposits of US$33,000, carries interest rate at an index indicated by the borrower bank and repayable within one year.